UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    April 30, 2010


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		136,793



List of Other Included Managers:

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

						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	264	10235	SH	Sole				10235
Alleghany Corp		COM	017175-10-0	3285	11295	SH	Sole				11295
Allergan		COM	018490-10-2	784	12000	SH	Sole				12000
Arch Cap Group LTD	COM	G0450A-10-5	328	4300	SH	Sole				4300
Avalonbay Comm Reit Inc.COM	053484-10-1	427	4950	SH	Sole				4950
BCSB Bancorp Inc.	COM	055367-10-6	95	10000	SH	Sole				10000
BP Amoco PLC Spnsrd Adr	COM	055622-10-4	224	3926	SH	Sole				3926
Bank Of Amer Corp	COM	060505-10-4	1173	65697	SH	Sole				65697
Beckman Coulter		COM	075811-10-9	263	4184	SH	Sole				4184
Berkshire Hathaway Cl A	COM	084670-10-8	609	5	SH	Sole				5
Berkshire Hathaway Cl B	COM	084670-20-7	13072	160851	SH	Sole				160851
Boston Properties	COM	101121-10-1	272	3600	SH	Sole				3600
Coca-Cola Corp		COM	191216-10-0	3796	69012	SH	Sole				69012
Covidien PLC		COM	G2552X-10-8	2786	55417	SH	Sole				55417
Dell Computer Corp Com	COM	24702r-10-1	3713	247206	SH	Sole				247206
Dover Corp Com		COM	260003-10-8	3108	66472	SH	Sole				66472
Dover Motorsports Inc	COM	260174-10-7	259	125827	SH	Sole				125827
Exxon Mobil Corp	COM	30231g-10-2	2665	39785	SH	Sole				39785
Farmer Bros Corp	COM	307675-10-8	849	45299	SH	Sole				45299
Federal Rlty Invt Tr 	COM	313747-20-6	484	6650	SH	Sole				6650
First Natl Bk Alaska ComCOM	32112J-10-6	584	328	SH	Sole				328
Fortune Brands Inc	COM	349631-10-1	533	10996	SH	Sole				10996
General Electric Corp	COM	369604-10-3	421	23159	SH	Sole				23159
Genuine Parts Co Com	COM	372460-10-5	3923	92867	SH	Sole				92867
Gladstone Capital Corp 	COM	376535-10-0	1944	164771	SH	Sole				164771
Glaxo Holdings Plc	COM	37733w-10-5	1504	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	419	12700	SH	Sole				12700
Harley Davidson Inc Com	COM	412822-10-8	292	10400	SH	Sole				10400
Hasbro Inc Com		COM	418056-10-7	4834	126279	SH	Sole				126279
Hewlett Packard Co	COM	428236-10-3	224	4214	SH	Sole				4214
Home Depot Inc Com	COM	437076-10-2	3227	99754	SH	Sole				99754
Home Properties		COM	437306-10-3	304	6500	SH	Sole				6500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	239	4265	SH	Sole				4265
Intntl Business Machine	COM	459200-10-1	258	2008	SH	Sole				2008
International Spdwy Cl ACOM	460335-20-1	1983	76969	SH	Sole				76969
Johnson & Johnson	COM	478160-10-4	5812	89145	SH	Sole				89145
Leucadia National Corp	COM	527288-10-4	2854	115028	SH	Sole				115028
Lowes Cos Inc Com	COM	548661-10-7	1654	68250	SH	Sole				68250
Markel Corp Com		COM	570535-10-4	7816	20861	SH	Sole				20861
Marsh & McLennan Cos ComCOM	571748-10-2	2862	117189	SH	Sole				117189
McCormick & Co Inc Com 	COM	579780-20-6	3267	85164	SH	Sole				85164
McDonalds Corp		COM	580135-10-1	310	4650	SH	Sole				4650
Mohawk Inds Inc Com	COM	608190-10-4	912	16775	SH	Sole				16775
Nestle Sa-Adr Repstg	COM	641069-40-6	934	18237	SH	Sole				18237
Norfolk Southern Corp	COM	655844-10-8	3330	59574	SH	Sole				59574
Occulogix Inc.		COM	67461t-20-6	204	78887	SH	Sole				78887
Paychex Inc		COM	704326-10-7	3836	124874	SH	Sole				124874
Pepsico Inc		COM	713448-10-8	230	3471	SH	Sole				3471
Pfizer Inc Com		COM	717081-10-3	409	23869	SH	Sole				23869
Procter & Gamble Co	COM	742718-10-9	3667	57954	SH	Sole				57954
Progressive Corp Ohio 	COM	743315-10-3	3712	194437	SH	Sole				194437
Royal Dutch Shl Plc Cl ACOM	780257-80-4	699	12075	SH	Sole				12075
Sandy Spring Bancorp ComCOM	800363-10-3	2251	150080	SH	Sole				150080
St Joe Corporation	COM	790148-10-0	3437	106231	SH	Sole				106231
Sysco Corp		COM	871829-10-7	3692	125157	SH	Sole				125157
Target Corp Com		COM	87612e-10-6	375	7130	SH	Sole				7130
Tyco Electronics	COM	G9144P-10-5	2727	99222	SH	Sole				99222
Tyco Intl Ltd New Com	COM	902124-10-6	2398	62700	SH	Sole				62700
Verizon Communications 	COM	92343v-10-4	256	8240	SH	Sole				8240
Wal Mart Stores Inc Com	COM	931142-10-3	7194	129382	SH	Sole				129382
Walt Disney Holding Co	COM	254687-10-6	5353	153343	SH	Sole				153343
Washington Post Co Cl B	COM	939640-10-8	3539	7968	SH	Sole				7968
Washington Rl Est Inv TrCOM	939653-10-1	519	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2495	80180	SH	Sole				80180
Royce Value Trust Inc	COM	780910-10-5	306	25799	SH	Sole				25799
SPDR Tr Unit Ser 1	COM	78462f-10-3	394	3368	SH	Sole				3368
Source Capital Inc	COM	836144-10-5	204	4398	SH	Sole				4398

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